Investment Objectives and Goals - T-REX 2X LONG BYDDY DAILY TARGET ETF	Sep. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BYDDY DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BYDDY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.